Quarterly Report
December 31, 2025
State Street Institutional Investment Trust

State Street Institutional Investment Trust
Quarterly Report
December 31, 2025

State Street Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 97.1% †
U.S. Treasuries - 31.2%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$8,396,300	$5,531,063
3.00%, 08/15/48 (a)	18,317,400	13,586,359
4.13%, 08/15/53 (a)	6,095,000	5,405,503
4.38%, 08/15/43 (a)	7,689,500	7,354,286
4.75%, 08/15/55 (a)	9,472,000	9,332,880
U.S. Treasury Inflation-Indexed Notes
1.63%, 10/15/29 (a)	12,811,779	12,943,150
1.88%, 07/15/34 (a)	18,971,607	19,057,572
U.S. Treasury Notes
0.75%, 01/31/28 (a)	4,775,200	4,514,802
1.63%, 05/15/31 (a)	4,448,200	3,985,657
2.63%, 02/15/29 (a)	6,370,300	6,193,624
3.50%, 10/31/27 - 04/30/28 (a)	20,011,800	20,016,305
3.88%, 07/31/27 - 08/15/33 (a)	51,561,200	51,662,639
4.00%, 07/31/29 - 07/31/32 (a)	21,260,500	21,490,046
4.13%, 07/31/31 (a)	1,884,500	1,915,418
4.25%, 08/15/35 (a)	5,090,000	5,130,561
4.63%, 04/30/29 - 05/31/31 (a)	22,171,800	23,049,190
		211,169,055
Agency Mortgage Backed - 27.4%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	17,255,674	15,683,175
4.50%, 06/01/33 - 02/01/35 (a)	6,865	6,925
5.00%, 07/01/35 (a)	126,169	129,121
5.50%, 01/01/38 - 04/01/39 (a)	196,018	204,814
6.00%, 06/01/33 - 11/01/37 (a)	408,281	432,138
6.50%, 07/01/29 (a)	2,350	2,367
7.00%, 01/01/27 - 08/01/36 (a)	84,755	91,636
7.50%, 01/01/28 - 09/01/33 (a)	6,674	6,895
8.00%, 11/01/30 (a)	564	581
8.50%, 04/01/30 (a)	1,108	1,188
Federal National Mortgage Association
2.50%, 03/01/51 (a)	7,628,794	6,455,632
3.00%, 03/01/50 (a)	3,124,565	2,803,560
3.50%, 08/01/45 - 01/01/48 (a)	6,769,376	6,373,090
4.00%, 01/01/41 - 01/01/50 (a)	7,602,905	7,364,916
4.50%, 07/01/33 - 12/01/48 (a)	3,618,969	3,603,540
5.00%, 03/01/34 - 05/01/39 (a)	315,307	322,389
5.50%, 12/01/32 - 01/01/39 (a)	1,059,108	1,102,759
6.00%, 02/01/33 - 05/01/41 (a)	1,816,541	1,906,446
6.50%, 02/01/29 - 08/01/36 (a)	52,558	55,826
7.00%, 10/01/32 - 12/01/33 (a)	4,198	4,475
7.50%, 12/01/26 - 03/01/33 (a)	26,471	27,557
	Principal Amount	Fair Value
8.00%, 02/01/30 - 10/01/31 (a)	$3,244	$3,312
8.50%, 04/01/30 (a)	1,711	1,814
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.60%, 04/01/37 (a)(b)	2,387	2,418
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	16,476,925	15,141,083
3.50%, 08/20/48 (a)	2,526,230	2,352,069
4.00%, 01/20/41 - 04/20/43 (a)	2,017,373	1,964,652
4.50%, 08/15/33 - 03/20/41 (a)	778,952	781,396
5.00%, 08/15/33 (a)	37,869	38,747
6.00%, 04/15/27 - 04/15/35 (a)	143,001	149,392
6.50%, 03/15/28 - 09/15/36 (a)	89,520	93,439
7.00%, 02/15/27 - 10/15/36 (a)	63,668	66,998
7.50%, 02/15/28 - 10/15/28 (a)	9,264	9,302
8.00%, 12/15/29 - 05/15/30 (a)	183	186
Government National Mortgage Association REMICS 30 day USD SOFR Average - 5.85%
1.93%, 05/20/64 (a)(b)(c)	8,620,628	325,272
Uniform Mortgage-Backed Security, TBA
2.00%, 01/01/55 (d)	34,438,852	27,851,147
2.50%, 01/01/55 (d)	42,763,350	36,171,552
3.00%, 01/01/56 (d)	13,198,099	11,672,623
3.50%, 01/01/56 (d)	9,644,921	8,915,350
6.00%, 01/01/55 (d)	32,162,768	33,014,116
		185,133,898
Agency Collateralized Mortgage Obligations - 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	3,746,535	3,574,581
4.05%, 09/25/28 (a)(b)	986,749	991,449
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (a)(c)	28,800	3,434
7.50%, 07/15/27 (a)(c)	262	10
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(e)	279	271
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.09%, 09/25/43 (a)(b)(c)	1,456,161	99,621
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (a)(e)	32,376	27,183
4.50%, 08/25/35 - 01/25/36 (a)(c)	69,611	8,444
5.00%, 03/25/38 - 05/25/38 (a)(c)	46,437	7,105
5.50%, 12/25/33 (a)(c)	12,798	1,870
6.00%, 01/25/35 (a)(c)	51,860	7,923
Federal National Mortgage Association REMICS
1.14%, 12/25/42 (a)(b)(c)	190,208	5,519

See Notes to Schedule of Investments.
State Street Income Fund	1

State Street Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
	Principal Amount	Fair Value
5.00%, 02/25/40 - 09/25/40 (a)(c)	$44,873	$3,789
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 5.89%
2.01%, 07/25/38 (a)(b)(c)	48,081	3,910
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 6.44%
2.56%, 11/25/41 (a)(b)(c)	5,634,193	635,517
		5,370,626
Asset Backed - 1.6%
Chase Funding Trust
4.99%, 11/25/33 (a)(f)	59,224	58,842
RCKT Mortgage Trust
4.89%, 11/25/55 (a)(f)(g)	4,985,663	4,986,334
4.97%, 11/25/55 (a)(f)(g)	3,034,727	3,035,629
		8,021,963
Towd Point Mortgage Trust
5.09%, 10/25/65 (a)(f)(g)	3,063,458	3,068,393
		11,149,198
Corporate Notes - 24.5%
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	459,000	457,412
Abbott Laboratories
3.75%, 11/30/26 (a)	136,000	136,018
4.90%, 11/30/46 (a)	117,000	110,184
AbbVie, Inc.
3.20%, 11/21/29 (a)	166,000	161,012
4.05%, 11/21/39 (a)	90,000	80,356
4.25%, 11/21/49 (a)	120,000	98,965
4.30%, 05/14/36 (a)	97,000	93,072
4.40%, 11/06/42 (a)	86,000	76,715
4.63%, 10/01/42 (a)	21,000	19,156
4.70%, 05/14/45 (a)	36,000	32,551
4.88%, 11/14/48 (a)	30,000	27,344
5.05%, 03/15/34 (a)	254,000	260,985
5.40%, 03/15/54 (a)	98,000	95,338
5.50%, 03/15/64 (a)	114,000	110,856
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	136,000	115,074
AEP Texas, Inc.
3.45%, 05/15/51 (a)	232,000	157,021
5.70%, 05/15/34 (a)	323,000	337,044
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	118,000	114,927
Aircastle Ltd.
4.25%, 06/15/26 (a)	137,000	137,001
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	358,000	333,112
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	73,000	59,759
2.95%, 03/15/34 (a)	128,000	109,592
3.55%, 03/15/52 (a)	123,000	83,535
4.70%, 07/01/30 (a)	43,000	43,230
Allstate Corp.
4.20%, 12/15/46 (a)	132,000	108,813
Allstate Corp. (7.05% fixed rate until 01/30/26; 3.20% + 3 mo. Term SOFR thereafter)
7.05%, 08/15/53 (a)(b)	173,000	173,085
	Principal Amount	Fair Value
Ally Financial, Inc.
2.20%, 11/02/28 (a)	$183,000	$173,125
Alphabet, Inc.
4.00%, 05/15/30 (a)	121,000	121,315
4.10%, 11/15/30 (a)	552,000	553,827
4.50%, 05/15/35 (a)	312,000	310,281
5.25%, 05/15/55 (a)	149,000	142,799
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	105,000	86,864
4.00%, 02/04/61 (a)	35,000	25,282
4.25%, 08/09/42 (a)	11,000	9,177
4.45%, 05/06/50 (a)	54,000	43,232
4.50%, 05/02/43 (a)	37,000	31,609
Amazon.com, Inc.
1.50%, 06/03/30 (a)	53,000	47,756
2.50%, 06/03/50 (a)	76,000	45,539
2.70%, 06/03/60 (a)	51,000	28,925
2.88%, 05/12/41 (a)	129,000	97,856
3.25%, 05/12/61 (a)	84,000	53,705
4.25%, 08/22/57 (a)	23,000	18,470
Ameren Corp.
3.65%, 02/15/26 (a)	76,000	75,926
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	78,000	72,106
3.25%, 03/01/50 (a)	64,000	42,704
American Honda Finance Corp.
5.85%, 10/04/30 (a)	488,000	518,129
American Tower Corp.
1.50%, 01/31/28 (a)	238,000	225,783
2.90%, 01/15/30 (a)	84,000	79,785
3.70%, 10/15/49 (a)	48,000	35,644
3.80%, 08/15/29 (a)	103,000	101,419
American Water Capital Corp.
2.95%, 09/01/27 (a)	73,000	71,931
5.45%, 03/01/54 (a)	326,000	316,944
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	234,000	228,428
Amgen, Inc.
2.00%, 01/15/32 (a)	124,000	108,090
2.45%, 02/21/30 (a)	33,000	30,787
3.00%, 01/15/52 (a)	88,000	56,822
3.15%, 02/21/40 (a)	154,000	121,438
3.38%, 02/21/50 (a)	40,000	28,499
4.66%, 06/15/51 (a)	32,000	27,423
5.60%, 03/02/43 (a)	142,000	142,788
5.65%, 03/02/53 (a)	133,000	130,458
5.75%, 03/02/63 (a)	123,000	120,135
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	342,000	332,414
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	205,000	203,014
4.90%, 02/01/46 (a)	100,000	92,582
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	110,000	107,402
5.55%, 01/23/49 (a)	113,000	112,901
ANZ Bank New Zealand Ltd. (5.55% fixed rate until 08/11/27; 2.70% + 5 yr. CMT thereafter)
5.55%, 08/11/32 (a)(b)(g)	313,000	319,028

See Notes to Schedule of Investments.
2	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	$147,000	$91,659
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	241,000	253,127
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	79,000	73,298
Apple, Inc.
2.20%, 09/11/29 (a)	94,000	88,676
2.65%, 02/08/51 (a)	191,000	118,302
2.80%, 02/08/61 (a)	101,000	59,254
2.95%, 09/11/49 (a)	61,000	40,845
3.35%, 02/09/27 (a)	44,000	43,875
3.45%, 02/09/45 (a)	158,000	122,764
3.85%, 08/04/46 (a)	141,000	114,502
3.95%, 08/08/52 (a)	123,000	97,620
4.85%, 05/10/53 (a)	370,000	349,639
Applied Materials, Inc.
4.35%, 04/01/47 (a)	53,000	45,576
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46 (a)	64,000	52,099
4.65%, 09/13/29 (a)	365,000	371,829
5.15%, 09/13/34 (a)	344,000	347,251
ArcelorMittal SA
4.55%, 03/11/26 (a)	616,000	616,259
6.00%, 06/17/34 (a)	209,000	224,917
6.35%, 06/17/54 (a)	348,000	366,761
6.80%, 11/29/32 (a)	86,000	96,326
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	52,000	51,544
ARES Capital Corp.
2.88%, 06/15/28 (a)	281,000	268,574
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	98,000	68,452
Ascension Health
4.85%, 11/15/53 (a)	133,000	119,962
Ashtead Capital, Inc.
1.50%, 08/12/26 (a)(g)	200,000	196,460
5.55%, 05/30/33 (a)(g)	305,000	314,839
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	197,000	188,115
5.00%, 02/26/34 (a)	158,000	163,475
AstraZeneca PLC
3.00%, 05/28/51 (a)	106,000	71,433
4.00%, 01/17/29 (a)	40,000	40,095
4.38%, 08/17/48 (a)	27,000	23,501
AT&T, Inc.
2.75%, 06/01/31 (a)	577,000	530,026
3.55%, 09/15/55 (a)	62,000	41,314
3.65%, 06/01/51 (a)	465,000	327,127
3.85%, 06/01/60 (a)	162,000	111,255
4.35%, 03/01/29 (a)	165,000	165,865
4.50%, 05/15/35 (a)	117,000	112,382
4.55%, 03/09/49 (a)	64,000	53,005
4.75%, 05/15/46 (a)	37,000	32,071
4.85%, 03/01/39 (a)	156,000	148,406
5.40%, 02/15/34 (a)	208,000	215,675
Athene Holding Ltd.
4.13%, 01/12/28 (a)	68,000	67,927
6.15%, 04/03/30 (a)	133,000	141,126
Atmos Energy Corp.
6.20%, 11/15/53 (a)	142,000	153,441
AutoNation, Inc.
5.89%, 03/15/35 (a)	301,000	311,824
	Principal Amount	Fair Value
BAE Systems PLC
5.30%, 03/26/34 (a)(g)	$333,000	$344,915
5.50%, 03/26/54 (a)(g)	170,000	170,724
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	200,000	199,276
Bank of America Corp.
3.25%, 10/21/27 (a)	152,000	150,638
4.18%, 11/25/27 (a)	177,000	177,290
4.25%, 10/22/26 (a)	188,000	188,323
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	320,000	305,130
Bank of America Corp. (2.97% fixed rate until 02/04/32; 1.33% + SOFR thereafter)
2.97%, 02/04/33 (a)(b)	548,000	500,927
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	245,000	160,659
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42%, 12/20/28 (a)(b)	86,000	84,995
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3 mo. Term SOFR thereafter)
3.56%, 04/23/27 (a)(b)	140,000	139,737
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(b)	188,000	187,141
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(b)	199,000	187,798
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(b)	113,000	90,219
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24%, 04/24/38 (a)(b)	117,000	109,094
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27%, 07/23/29 (a)(b)	41,000	41,173
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	437,000	450,648
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(b)	279,000	290,615
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(b)	512,000	546,396
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(b)	163,000	162,033

See Notes to Schedule of Investments.
State Street Income Fund	3

State Street Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Bank of Nova Scotia (6.82% fixed rate until 04/12/26; 2.91% + 3 mo. Term SOFR thereafter)
6.82%, 04/12/26 (a)(b)	$167,000	$166,172
Barclays PLC
4.38%, 01/12/26 (a)	310,000	310,000
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 yr. CMT thereafter)
2.65%, 06/24/31 (a)(b)	390,000	360,886
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 mo. Term SOFR thereafter)
4.97%, 05/16/29 (a)(b)	307,000	312,062
BAT Capital Corp.
2.73%, 03/25/31 (a)	124,000	114,288
4.39%, 08/15/37 (a)	93,000	85,567
4.54%, 08/15/47 (a)	32,000	26,574
4.63%, 03/22/33 (a)	406,000	403,203
5.83%, 02/20/31 (a)	144,000	152,787
6.00%, 02/20/34 (a)	121,000	129,624
Baxter International, Inc.
1.92%, 02/01/27 (a)	182,000	177,628
4.90%, 12/15/30 (a)	385,000	387,572
5.65%, 12/15/35 (a)	154,000	156,207
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	26,000	16,466
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	79,000	78,701
4.67%, 06/06/47 (a)	13,000	11,310
4.69%, 12/15/44 (a)	13,000	11,510
5.11%, 02/08/34 (a)	323,000	329,634
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	51,000	50,270
3.70%, 07/15/30 (a)	114,000	112,114
3.80%, 07/15/48 (a)	44,000	33,365
4.25%, 10/15/50 (a)	97,000	77,691
6.13%, 04/01/36 (a)	44,000	47,798
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	269,000	173,196
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	133,000	133,041
BHP Billiton Finance USA Ltd.
5.25%, 09/08/33 (a)	162,000	168,276
5.50%, 09/08/53 (a)	55,000	54,721
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	864,000	866,808
Block Financial LLC
2.50%, 07/15/28 (a)	118,000	112,593
3.88%, 08/15/30 (a)	38,000	36,591
BNP Paribas SA (5.13% fixed rate until 11/15/27; 2.84% + 5 yr. USD ICE Swap thereafter)
5.13%, 11/15/27 (a)(b)(g)	200,000	196,326
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	81,000	81,993
Boeing Co.
2.20%, 02/04/26 (a)	245,000	244,544
2.70%, 02/01/27 (a)	195,000	192,176
2.95%, 02/01/30 (a)	49,000	46,435
3.25%, 03/01/28 (a)	26,000	25,513
3.55%, 03/01/38 (a)	33,000	27,790
3.75%, 02/01/50 (a)	50,000	36,396
	Principal Amount	Fair Value
5.04%, 05/01/27 (a)	$288,000	$290,940
5.15%, 05/01/30 (a)	163,000	167,489
5.81%, 05/01/50 (a)	303,000	298,455
Boston Properties LP
3.40%, 06/21/29 (a)	208,000	201,348
Boston Scientific Corp.
4.70%, 03/01/49 (a)	15,000	13,465
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	121,000	79,006
3.38%, 02/08/61 (a)	122,000	79,793
4.81%, 02/13/33 (a)	201,000	203,794
5.23%, 11/17/34 (a)	615,000	634,932
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(b)	133,000	132,154
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	98,000	86,814
2.35%, 11/13/40 (a)	61,000	43,425
3.55%, 03/15/42 (a)	60,000	48,159
4.13%, 06/15/39 (a)	81,000	73,591
4.25%, 10/26/49 (a)	81,000	66,176
4.35%, 11/15/47 (a)	10,000	8,452
4.55%, 02/20/48 (a)	23,000	19,900
5.20%, 02/22/34 (a)	339,000	352,536
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	167,000	160,260
3.90%, 03/15/27 (a)	33,000	32,925
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	60,000	51,717
3.19%, 11/15/36 (a)(g)	7,000	5,940
3.42%, 04/15/33 (a)	464,000	429,576
3.47%, 04/15/34 (a)	6,000	5,482
4.15%, 11/15/30 (a)	62,000	61,747
4.30%, 11/15/32 (a)	100,000	98,599
4.93%, 05/15/37 (a)(g)	83,000	81,914
Brown-Forman Corp.
4.00%, 04/15/38 (a)	22,000	19,805
Bunge Ltd. Finance Corp.
2.00%, 04/21/26 (a)	220,000	218,484
3.20%, 04/21/31 (a)	280,000	263,427
3.75%, 09/25/27 (a)	30,000	29,909
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	83,000	68,003
4.55%, 09/01/44 (a)	124,000	110,251
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	38,000	33,232
Campbell's Co.
5.40%, 03/21/34 (a)	174,000	177,254
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	90,000	89,767
4.95%, 06/01/47 (a)	63,000	55,587
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	209,000	204,935
3.10%, 12/02/51 (a)	64,000	42,550
3.50%, 05/01/50 (a)	74,000	53,398
Capital One Financial Corp.
3.75%, 07/28/26 (a)	188,000	187,487
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	229,000	199,819
5.25%, 09/15/35 (a)	71,000	72,482
5.55%, 09/15/40 (a)	137,000	138,722

See Notes to Schedule of Investments.
4	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	$77,000	$78,875
Carrier Global Corp.
2.72%, 02/15/30 (a)	92,000	86,662
3.58%, 04/05/50 (a)	72,000	53,131
5.90%, 03/15/34 (a)	90,000	96,584
CBRE Services, Inc.
4.90%, 01/15/33 (a)	719,000	722,358
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	86,000	76,377
3.75%, 02/15/52 (a)	113,000	79,066
Centene Corp.
2.45%, 07/15/28 (a)	385,000	360,368
CGI, Inc.
4.95%, 03/14/30 (a)(g)	812,000	822,256
Charles Schwab Corp.
2.45%, 03/03/27 (a)	753,000	741,705
2.90%, 03/03/32 (a)	72,000	65,940
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(b)	208,000	194,226
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	418,000	433,922
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(b)	312,000	340,033
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	139,000	98,815
3.70%, 04/01/51 (a)	421,000	265,154
4.80%, 03/01/50 (a)	208,000	156,397
6.55%, 06/01/34 (a)	512,000	538,834
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	163,000	169,220
Chevron Corp.
2.24%, 05/11/30 (a)	41,000	38,023
Chevron USA, Inc.
3.85%, 01/15/28 (a)	149,000	149,370
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	67,000	58,422
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	114,000	101,289
Cigna Group
2.40%, 03/15/30 (a)	74,000	68,711
3.40%, 03/15/50 - 03/15/51 (a)	79,000	55,055
4.38%, 10/15/28 (a)	41,000	41,366
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	242,000	232,095
5.35%, 02/26/64 (a)	242,000	229,370
5.90%, 02/15/39 (a)	48,000	51,682
Citadel Finance LLC
3.38%, 03/09/26 (a)(g)	1,500,000	1,495,875
Citigroup, Inc.
4.45%, 09/29/27 (a)	103,000	103,659
4.65%, 07/23/48 (a)	225,000	198,738
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	86,000	81,898
	Principal Amount	Fair Value
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79%, 03/17/33 (a)(b)	$693,000	$660,339
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(b)	40,000	35,360
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	267,000	265,379
Clorox Co.
1.80%, 05/15/30 (a)	114,000	102,736
CME Group, Inc.
2.65%, 03/15/32 (a)	94,000	85,962
3.75%, 06/15/28 (a)	44,000	44,055
CMS Energy Corp.
4.88%, 03/01/44 (a)	152,000	135,814
Coca-Cola Co.
2.60%, 06/01/50 (a)	94,000	58,253
2.75%, 06/01/60 (a)	64,000	37,525
Comcast Corp.
2.65%, 08/15/62 (a)	70,000	35,267
2.80%, 01/15/51 (a)	79,000	45,833
2.89%, 11/01/51 (a)	74,000	43,319
2.94%, 11/01/56 (a)	61,000	34,304
2.99%, 11/01/63 (a)	58,000	31,397
3.20%, 07/15/36 (a)	86,000	73,295
3.25%, 11/01/39 (a)	138,000	107,828
3.97%, 11/01/47 (a)	95,000	71,110
5.17%, 01/15/37 (a)(g)	94,000	92,704
5.65%, 06/01/54 (a)	269,000	252,325
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	37,000	35,358
ConocoPhillips Co.
5.55%, 03/15/54 (a)	183,000	176,445
5.70%, 09/15/63 (a)	189,000	182,563
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26 (a)	123,000	121,677
3.35%, 04/01/30 (a)	44,000	42,625
3.88%, 06/15/47 (a)	53,000	41,127
3.95%, 04/01/50 (a)	74,000	57,678
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	197,000	189,896
4.50%, 05/09/47 (a)	82,000	68,620
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	125,000	136,359
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	134,000	116,880
COPT Defense Properties LP
2.00%, 01/15/29 (a)	137,000	127,883
2.25%, 03/15/26 (a)	122,000	121,475
2.75%, 04/15/31 (a)	322,000	293,844
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	401,000	380,741
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	523,000	539,365
5.90%, 02/15/55 (a)	272,000	261,493
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	3,067,000	2,940,118
Crown Castle, Inc.
2.90%, 03/15/27 (a)	330,000	325,251
3.30%, 07/01/30 (a)	259,000	245,576

See Notes to Schedule of Investments.
State Street Income Fund	5

State Street Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
	Principal Amount	Fair Value
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	$189,000	$185,849
5.11%, 04/03/34 (a)(g)	64,000	65,580
5.42%, 04/03/54 (a)(g)	32,000	30,415
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	138,000	117,089
CubeSmart LP
4.38%, 02/15/29 (a)	122,000	122,337
CVS Health Corp.
3.00%, 08/15/26 (a)	108,000	107,234
3.63%, 04/01/27 (a)	97,000	96,474
3.75%, 04/01/30 (a)	70,000	68,319
4.30%, 03/25/28 (a)	7,000	7,026
4.78%, 03/25/38 (a)	63,000	59,500
5.13%, 07/20/45 (a)	70,000	63,278
5.30%, 06/01/33 - 12/05/43 (a)	276,000	273,195
5.88%, 06/01/53 (a)	37,000	35,926
6.00%, 06/01/63 (a)	30,000	28,973
6.05%, 06/01/54 (a)	84,000	83,745
CVS Health Corp. (6.75% fixed rate until 09/10/34; 2.52% + 5 yr. CMT thereafter)
6.75%, 12/10/54 (a)(b)	231,000	241,284
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (a)(b)	226,000	237,045
Daimler Truck Finance North America LLC
2.38%, 12/14/28 (a)(g)	244,000	232,090
2.50%, 12/14/31 (a)(g)	244,000	217,775
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	628,000	617,695
Deutsche Bank AG (3.74% fixed rate until 10/07/31; 2.26% + SOFR thereafter)
3.74%, 01/07/33 (a)(b)	398,000	369,575
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR thereafter)
6.82%, 11/20/29 (a)(b)	499,000	531,919
Deutsche Bank AG (7.08% fixed rate until 11/10/32; 3.65% + SOFR thereafter)
7.08%, 02/10/34 (a)(b)	410,000	450,766
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	309,000	223,181
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	81,000	76,768
3.25%, 11/15/39 (a)	51,000	41,826
3.40%, 11/15/49 (a)	28,000	20,162
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	113,000	105,594
4.40%, 03/24/51 (a)	64,000	51,352
5.40%, 04/18/34 (a)	400,000	409,576
5.75%, 04/18/54 (a)	148,000	139,978
Dick's Sporting Goods, Inc.
4.10%, 01/15/52 (a)	561,000	410,052
Digital Realty Trust LP
3.60%, 07/01/29 (a)	131,000	128,385
Discovery Communications LLC
3.95%, 03/20/28 (a)	77,000	75,670
5.00%, 09/20/37 (a)	44,000	35,228
	Principal Amount	Fair Value
Dollar General Corp.
3.50%, 04/03/30 (a)	$48,000	$46,412
4.13%, 04/03/50 (a)	82,000	64,516
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	151,000	145,652
Dover Corp.
2.95%, 11/04/29 (a)	83,000	79,324
Dow Chemical Co.
2.10%, 11/15/30 (a)	64,000	56,674
3.60%, 11/15/50 (a)	72,000	46,516
4.25%, 10/01/34 (a)	38,000	34,711
5.15%, 02/15/34 (a)	163,000	161,967
5.55%, 11/30/48 (a)	51,000	44,827
6.30%, 03/15/33 (a)	162,000	171,723
DR Horton, Inc.
5.50%, 10/15/35 (a)	206,000	214,372
DTE Energy Co.
2.85%, 10/01/26 (a)	52,000	51,548
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	61,000	48,351
Duke Energy Corp.
2.55%, 06/15/31 (a)	231,000	210,436
3.30%, 06/15/41 (a)	209,000	161,135
3.50%, 06/15/51 (a)	209,000	145,021
3.75%, 09/01/46 (a)	320,000	242,576
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	57,000	47,557
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	8,000	7,618
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	159,000	156,640
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54 (a)	209,000	202,356
Eastman Chemical Co.
4.65%, 10/15/44 (a)	94,000	79,811
Eaton Corp.
3.10%, 09/15/27 (a)	51,000	50,447
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	118,000	113,573
Elevance Health, Inc.
2.88%, 09/15/29 (a)	40,000	38,106
3.60%, 03/15/51 (a)	51,000	36,372
3.70%, 09/15/49 (a)	46,000	33,853
5.13%, 02/15/53 (a)	35,000	31,612
5.65%, 06/15/54 (a)	94,000	91,413
6.10%, 10/15/52 (a)	81,000	83,484
Eli Lilly & Co.
5.00%, 02/09/54 (a)	64,000	59,680
5.10%, 02/09/64 (a)	244,000	225,083
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	233,000	210,616
Emerson Electric Co.
1.80%, 10/15/27 (a)	53,000	51,280
2.75%, 10/15/50 (a)	46,000	29,286
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	13,000	12,916
Enbridge, Inc.
1.60%, 10/04/26 (a)	369,000	362,480
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(b)	208,000	209,758
Energy Transfer LP
5.25%, 07/01/29 (a)	1,157,000	1,190,946

See Notes to Schedule of Investments.
6	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
	Principal Amount	Fair Value
5.30%, 04/01/44 - 04/15/47 (a)	$156,000	$139,942
5.35%, 05/15/45 (a)	129,000	116,875
5.75%, 02/15/33 (a)	87,000	91,320
5.95%, 05/15/54 (a)	75,000	71,165
6.10%, 12/01/28 (a)	353,000	371,204
6.40%, 12/01/30 (a)	137,000	148,024
6.50%, 02/01/42 (a)	72,000	75,943
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	168,000	137,987
4.85%, 01/31/34 (a)	523,000	528,654
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(b)	48,000	47,865
EOG Resources, Inc.
5.10%, 01/15/36 (a)	33,000	33,394
Equinix, Inc.
2.15%, 07/15/30 (a)	134,000	121,616
ERP Operating LP
4.50%, 07/01/44 (a)	32,000	28,465
Eversource Energy
3.45%, 01/15/50 (a)	101,000	71,688
Exelon Corp.
4.05%, 04/15/30 (a)	156,000	154,577
4.45%, 04/15/46 (a)	97,000	81,513
4.70%, 04/15/50 (a)	102,000	87,356
5.60%, 03/15/53 (a)	304,000	294,764
Expand Energy Corp.
6.75%, 04/15/29 (a)(g)	1,043,000	1,049,300
Expedia Group, Inc.
5.40%, 02/15/35 (a)	228,000	234,040
Extra Space Storage LP
2.20%, 10/15/30 (a)	115,000	104,089
3.90%, 04/01/29 (a)	76,000	75,045
5.90%, 01/15/31 (a)	336,000	356,409
Exxon Mobil Corp.
3.45%, 04/15/51 (a)	183,000	131,601
FedEx Corp.
4.10%, 02/01/45 (a)	224,000	177,343
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	147,000	93,376
Fidelity National Information Services, Inc.
3.10%, 03/01/41 (a)	27,000	20,034
FirstEnergy Corp.
3.40%, 03/01/50 (a)	140,000	96,793
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	202,000	172,009
Fiserv, Inc.
3.50%, 07/01/29 (a)	63,000	61,102
4.40%, 07/01/49 (a)	36,000	28,268
Florida Power & Light Co.
4.13%, 02/01/42 (a)	56,000	48,749
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	99,000	87,527
Flowserve Corp.
2.80%, 01/15/32 (a)	127,000	113,609
Ford Motor Credit Co. LLC
6.13%, 03/08/34	360,000	365,551
Foundry JV Holdco LLC
5.88%, 01/25/34 (a)(g)	795,000	817,626
Fox Corp.
6.50%, 10/13/33 (a)	194,000	213,961
	Principal Amount	Fair Value
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	$170,000	$168,660
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	163,000	162,842
General Dynamics Corp.
4.25%, 04/01/50 (a)	72,000	60,898
General Mills, Inc.
3.00%, 02/01/51 (a)	76,000	49,174
General Motors Co.
5.20%, 04/01/45 (a)	16,000	14,377
5.40%, 04/01/48 (a)	35,000	31,810
6.80%, 10/01/27 (a)	72,000	74,923
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	202,000	201,873
2.35%, 01/08/31 (a)	90,000	80,886
5.25%, 03/01/26 (a)	71,000	71,054
5.85%, 04/06/30 (a)	604,000	634,695
6.10%, 01/07/34 (a)	526,000	557,323
Genuine Parts Co.
2.75%, 02/01/32 (a)	86,000	76,083
Georgia Power Co.
5.25%, 03/15/34 (a)	697,000	719,896
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	79,000	58,381
2.95%, 03/01/27 (a)	16,000	15,845
3.65%, 03/01/26 (a)	54,000	53,957
4.15%, 03/01/47 (a)	37,000	30,706
4.60%, 09/01/35 (a)	97,000	95,933
5.25%, 10/15/33 (a)	98,000	102,981
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	101,000	99,041
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	497,000	496,632
5.15%, 05/22/45 (a)	36,000	33,708
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	187,000	183,746
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	95,000	85,101
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	78,000	57,211
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	117,000	90,170
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	199,000	155,664
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(b)	54,000	53,678
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(b)	56,000	50,355

See Notes to Schedule of Investments.
State Street Income Fund	7

State Street Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(b)	$90,000	$90,167
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	137,000	135,730
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	462,000	458,650
3.63%, 03/24/32 (a)	360,000	342,601
4.00%, 03/24/52 (a)	250,000	196,653
Halliburton Co.
5.00%, 11/15/45 (a)	46,000	41,134
Hartford Insurance Group, Inc. (6.24% fixed rate until 01/30/26; 2.39% + 3 mo. Term SOFR thereafter)
6.24%, 02/12/67 (a)(b)(g)	131,000	124,206
HCA, Inc.
3.13%, 03/15/27 (a)	265,000	262,257
3.38%, 03/15/29 (a)	163,000	158,844
3.50%, 09/01/30 (a)	95,000	91,380
3.63%, 03/15/32 (a)	75,000	70,846
4.63%, 03/15/52 (a)	180,000	146,862
5.60%, 04/01/34 (a)	72,000	75,107
5.75%, 03/01/35 (a)	225,000	236,156
6.00%, 04/01/54 (a)	98,000	97,539
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	114,000	103,446
3.20%, 06/01/50 (a)(g)	46,000	29,286
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	68,000	59,683
Hess Corp.
5.60%, 02/15/41 (a)	25,000	25,856
5.80%, 04/01/47 (a)	16,000	16,405
Highwoods Realty LP
4.13%, 03/15/28 (a)	48,000	47,546
4.20%, 04/15/29 (a)	120,000	118,046
7.65%, 02/01/34 (a)	34,000	38,807
Home Depot, Inc.
2.70%, 04/15/30 (a)	46,000	43,515
3.35%, 04/15/50 (a)	94,000	66,401
3.50%, 09/15/56 (a)	44,000	30,718
3.90%, 12/06/28 - 06/15/47 (a)	100,000	88,756
4.50%, 12/06/48 (a)	40,000	34,561
4.95%, 06/25/34 - 09/15/52 (a)	179,000	176,530
5.30%, 06/25/54 (a)	54,000	51,692
5.40%, 06/25/64 (a)	98,000	93,750
Honeywell International, Inc.
1.75%, 09/01/31 (a)	129,000	112,671
2.70%, 08/15/29 (a)	94,000	89,706
5.25%, 03/01/54 (a)	377,000	356,374
Hormel Foods Corp.
1.80%, 06/11/30 (a)	166,000	149,916
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	263,000	253,837
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	320,000	290,422
	Principal Amount	Fair Value
HSBC Holdings PLC (4.00% fixed rate until 03/09/26; 3.22% + 5 yr. CMT thereafter)
4.00%, 03/09/26 (a)(b)	$323,000	$322,157
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 yr. USD ICE Swap thereafter)
6.00%, 05/22/27 (a)(b)	401,000	404,272
HSBC Holdings PLC (6.88% fixed rate until 09/11/29; 3.30% + 5 yr. CMT thereafter)
6.88%, 09/11/29 (a)(b)	795,000	820,837
HSBC Holdings PLC (8.11% fixed rate until 11/03/32; 4.25% + SOFR thereafter)
8.11%, 11/03/33 (a)(b)	398,000	466,723
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	188,000	175,353
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27%, 01/15/31 (a)(b)	480,000	494,184
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (a)(b)	181,000	188,736
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	225,000	213,122
Hyundai Capital America
5.40%, 01/08/31 (a)(g)	735,000	759,527
IBM International Capital Pte. Ltd.
5.25%, 02/05/44 (a)	159,000	153,468
5.30%, 02/05/54 (a)	170,000	158,335
Imperial Brands Finance PLC
3.50%, 07/26/26 (a)(g)	388,000	386,413
5.50%, 02/01/30 (a)(g)	936,000	969,565
5.88%, 07/01/34 (a)(g)	926,000	967,966
6.13%, 07/27/27 (a)(g)	300,000	308,637
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	103,000	68,539
ING Groep NV (4.74% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
4.74%, 04/01/27 (a)(b)	236,000	236,290
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	280,000	296,649
Ingredion, Inc.
3.90%, 06/01/50 (a)	48,000	36,199
Intel Corp.
2.00%, 08/12/31 (a)	146,000	128,046
2.45%, 11/15/29 (a)	180,000	167,972
2.80%, 08/12/41 (a)	168,000	117,251
3.10%, 02/15/60 (a)	86,000	48,280
5.63%, 02/10/43 (a)	74,000	71,131
5.70%, 02/10/53 (a)	66,000	61,533
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	41,000	34,974
2.65%, 09/15/40 (a)	32,000	23,774
International Business Machines Corp.
3.45%, 02/19/26 (a)	195,000	194,834
4.15%, 05/15/39 (a)	169,000	150,885

See Notes to Schedule of Investments.
8	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Intuit, Inc.
5.50%, 09/15/53 (a)	$184,000	$181,188
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	257,000	242,567
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	406,000	437,709
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.75%, 04/01/33 (a)	80,000	83,472
6.75%, 03/15/34 (a)	284,000	313,221
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (a)(g)	380,000	399,376
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	313,000	325,423
Johnson & Johnson
3.63%, 03/03/37 (a)	44,000	40,007
Johnson Controls International PLC
4.50%, 02/15/47 (a)	40,000	34,411
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	334,000	331,341
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96%, 01/25/33 (a)(b)	1,080,000	990,533
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(b)	180,000	169,925
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + 3 mo. Term SOFR thereafter)
3.16%, 04/22/42 (a)(b)	151,000	117,114
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(b)	117,000	105,034
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(b)	353,000	281,486
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 mo. Term SOFR thereafter)
3.96%, 01/29/27 (a)(b)	212,000	211,947
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(b)	82,000	81,921
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(b)	80,000	65,327
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(b)	273,000	275,260
	Principal Amount	Fair Value
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(b)	$188,000	$194,952
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50%, 01/24/36 (a)(b)	488,000	510,492
Kaiser Foundation Hospitals
3.27%, 11/01/49 (a)	225,000	157,070
Kenvue, Inc.
4.90%, 03/22/33 (a)	150,000	153,078
5.05%, 03/22/53 (a)	118,000	107,669
5.20%, 03/22/63 (a)	72,000	65,396
KeyBank NA
4.90%, 08/08/32 (a)	500,000	498,995
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	19,000	16,775
5.00%, 03/01/43 (a)	35,000	31,869
6.38%, 03/01/41 (a)	32,000	34,202
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	429,000	421,214
5.05%, 02/15/46 (a)	30,000	26,977
5.20%, 06/01/33 (a)	91,000	93,644
KLA Corp.
3.30%, 03/01/50 (a)	94,000	65,511
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	173,000	158,627
Kroger Co.
2.20%, 05/01/30 (a)	74,000	68,084
4.65%, 01/15/48 (a)	35,000	30,087
5.00%, 09/15/34 (a)	143,000	143,842
5.50%, 09/15/54 (a)	74,000	70,600
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	197,000	193,740
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	72,000	71,937
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	372,000	379,113
6.20%, 08/15/34 (a)	210,000	220,905
Leidos, Inc.
4.38%, 05/15/30 (a)	367,000	366,519
5.40%, 03/15/32 (a)	217,000	225,697
5.50%, 03/15/35 (a)	277,000	287,753
5.75%, 03/15/33 (a)	200,000	211,916
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	40,000	27,728
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	372,000	371,464
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	32,000	31,999
3.80%, 03/01/45 (a)	28,000	22,453
4.50%, 05/15/36 (a)	76,000	74,513
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	55,000	51,877
1.70%, 09/15/28 - 10/15/30 (a)	170,000	158,013
3.00%, 10/15/50 (a)	95,000	60,293
3.70%, 04/15/46 (a)	33,000	24,969
4.05%, 05/03/47 (a)	80,000	63,282
5.63%, 04/15/53 (a)	149,000	144,616
LYB International Finance III LLC
3.63%, 04/01/51 (a)	46,000	29,721

See Notes to Schedule of Investments.
State Street Income Fund	9

State Street Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
	Principal Amount	Fair Value
3.80%, 10/01/60 (a)	$40,000	$24,972
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	716,000	720,260
Mars, Inc.
4.80%, 03/01/30 (a)(g)	312,000	318,786
5.20%, 03/01/35 (a)(g)	336,000	345,052
5.70%, 05/01/55 (a)(g)	312,000	311,619
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	94,000	59,501
Marvell Technology, Inc.
5.95%, 09/15/33 (a)	225,000	240,539
Masco Corp.
3.50%, 11/15/27 (a)	24,000	23,749
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	60,000	52,955
McDonald's Corp.
3.60%, 07/01/30 (a)	123,000	120,689
3.63%, 09/01/49 (a)	57,000	41,926
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	452,000	453,709
Medtronic, Inc.
4.63%, 03/15/45 (a)	12,000	10,990
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	163,000	131,081
Merck & Co., Inc.
1.90%, 12/10/28 (a)	238,000	225,657
2.45%, 06/24/50 (a)	129,000	75,771
2.75%, 12/10/51 (a)	91,000	56,428
2.90%, 12/10/61 (a)	44,000	25,590
4.00%, 03/07/49 (a)	34,000	27,241
5.00%, 05/17/53 (a)	44,000	40,464
Meritage Homes Corp.
3.88%, 04/15/29 (a)(g)	649,000	636,909
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	375,000	363,664
4.20%, 11/15/30 (a)	128,000	128,233
4.45%, 08/15/52 (a)	215,000	175,145
4.60%, 11/15/32 (a)	137,000	138,125
MetLife, Inc.
4.72%, 12/15/44 (a)	53,000	47,905
Micron Technology, Inc.
3.37%, 11/01/41 (a)	131,000	100,132
3.48%, 11/01/51 (a)	183,000	128,512
5.30%, 01/15/31 (a)	176,000	182,324
5.65%, 11/01/32 (a)	230,000	241,877
5.80%, 01/15/35 (a)	880,000	927,529
Microsoft Corp.
2.40%, 08/08/26 (a)	72,000	71,441
2.68%, 06/01/60 (a)	37,000	21,229
2.92%, 03/17/52 (a)	286,000	187,805
3.45%, 08/08/36 (a)	27,000	24,649
3.50%, 02/12/35 (a)	68,000	64,110
Mid-America Apartments LP
2.88%, 09/15/51 (a)	146,000	92,903
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	997,000	988,974
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	31,000	24,901
Morgan Stanley
3.63%, 01/20/27 (a)	72,000	71,802
3.97%, 07/22/38 (a)(b)	64,000	57,612
4.35%, 09/08/26 (a)	203,000	203,240
	Principal Amount	Fair Value
4.38%, 01/22/47 (a)	$72,000	$62,198
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	158,000	155,786
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	326,000	207,333
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94%, 01/21/33 (a)(b)	463,000	422,580
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(b)	167,000	173,485
MPLX LP
2.65%, 08/15/30 (a)	95,000	88,002
5.20%, 12/01/47 (a)	33,000	29,362
MSCI, Inc.
5.25%, 09/01/35 (a)	193,000	194,253
Mylan, Inc.
5.20%, 04/15/48 (a)	46,000	37,421
Nasdaq, Inc.
5.95%, 08/15/53 (a)	63,000	65,499
6.10%, 06/28/63 (a)	86,000	90,082
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 yr. CMT thereafter)
3.35%, 01/12/37 (a)(b)(g)	494,000	452,292
NetApp, Inc.
5.50%, 03/17/32 (a)	431,000	448,399
Netflix, Inc.
4.90%, 08/15/34 (a)	163,000	167,015
5.40%, 08/15/54 (a)	98,000	95,051
Nevada Power Co.
6.00%, 03/15/54 (a)	111,000	113,736
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(b)	94,000	94,941
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	170,000	156,256
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(g)	165,000	160,243
NIKE, Inc.
3.38%, 03/27/50 (a)	46,000	32,976
Nippon Life Insurance Co. (3.40% fixed rate until 01/23/30; 2.61% + 5 yr. CMT thereafter)
3.40%, 01/23/50 (a)(b)(g)	386,000	366,148
NiSource, Inc. (5.75% fixed rate until 04/15/31; 2.04% + 5 yr. CMT thereafter)
5.75%, 07/15/56 (a)(b)	680,000	685,270
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	74,000	61,487
Northern Trust Corp.
6.13%, 11/02/32 (a)	200,000	218,128
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	249,000	175,094
NOV, Inc.
3.60%, 12/01/29 (a)	123,000	119,886

See Notes to Schedule of Investments.
10	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Novant Health, Inc.
3.32%, 11/01/61 (a)	$88,000	$56,252
Novartis Capital Corp.
2.20%, 08/14/30 (a)	134,000	123,943
NRG Energy, Inc.
4.73%, 10/15/30 (a)(g)	377,000	376,883
5.41%, 10/15/35 (a)(g)	424,000	422,567
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	504,000	506,731
5.40%, 06/21/34 (a)	647,000	667,128
NVIDIA Corp.
2.85%, 04/01/30 (a)	46,000	43,960
3.50%, 04/01/50 (a)	63,000	46,718
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	336,000	354,870
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	86,000	82,522
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	34,000	26,053
ONEOK, Inc.
4.35%, 03/15/29 (a)	82,000	82,273
5.80%, 11/01/30 (a)	302,000	318,308
6.10%, 11/15/32 (a)	135,000	144,508
6.63%, 09/01/53 (a)	238,000	249,702
Oracle Corp.
1.65%, 03/25/26 (a)	187,000	185,814
2.30%, 03/25/28 (a)	64,000	61,044
2.65%, 07/15/26 (a)	104,000	103,086
2.95%, 04/01/30 (a)	141,000	130,101
3.60%, 04/01/50 (a)	94,000	58,511
3.95%, 03/25/51 (a)	103,000	67,788
4.00%, 07/15/46 - 11/15/47 (a)	141,000	97,190
4.10%, 03/25/61 (a)	122,000	78,642
5.55%, 02/06/53 (a)	90,000	74,879
6.15%, 11/09/29 (a)	140,000	146,110
6.90%, 11/09/52 (a)	95,000	93,978
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	51,000	47,740
3.36%, 02/15/50 (a)	55,000	39,136
Owens Corning
3.88%, 06/01/30 (a)	367,000	360,350
4.40%, 01/30/48 (a)	39,000	31,959
5.70%, 06/15/34 (a)	283,000	297,224
5.95%, 06/15/54 (a)	76,000	77,106
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	107,000	103,732
2.50%, 02/01/31 (a)	193,000	173,710
3.00%, 06/15/28 (a)	182,000	176,540
3.30%, 08/01/40 (a)	193,000	146,389
3.50%, 08/01/50 (a)	85,000	57,445
4.30%, 03/15/45 (a)	129,000	102,479
PacifiCorp
2.70%, 09/15/30 (a)	94,000	86,381
2.90%, 06/15/52 (a)	232,000	136,138
5.80%, 01/15/55 (a)	165,000	153,983
6.25%, 10/15/37 (a)	146,000	152,477
Packaging Corp. of America
3.05%, 10/01/51 (a)	127,000	82,699
Paramount Global
2.90%, 01/15/27 (a)	26,000	25,569
3.70%, 06/01/28 (a)	41,000	40,077
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	74,000	72,000
	Principal Amount	Fair Value
4.50%, 09/15/29 (a)	$131,000	$132,850
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	162,000	173,209
Paychex, Inc.
5.10%, 04/15/30 (a)	337,000	346,813
5.60%, 04/15/35 (a)	268,000	280,564
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	133,000	131,844
3.25%, 06/01/50 (a)	72,000	48,984
PepsiCo, Inc.
1.63%, 05/01/30 (a)	79,000	71,574
2.63%, 07/29/29 (a)	106,000	101,224
2.75%, 10/21/51 (a)	225,000	141,275
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33 (a)	172,000	173,937
5.30%, 05/19/53 (a)	70,000	66,333
5.34%, 05/19/63 (a)	118,000	109,556
Pfizer, Inc.
2.70%, 05/28/50 (a)	182,000	113,841
3.90%, 03/15/39 (a)	57,000	50,363
4.13%, 12/15/46 (a)	38,000	31,366
4.40%, 05/15/44 (a)	24,000	21,375
Philip Morris International, Inc.
2.10%, 05/01/30 (a)	41,000	37,545
3.38%, 08/15/29 (a)	61,000	59,502
4.13%, 03/04/43 (a)	28,000	23,725
5.13%, 02/15/30 (a)	277,000	286,279
5.25%, 02/13/34 (a)	201,000	207,860
5.63%, 11/17/29 (a)	135,000	141,944
Phillips 66 Co.
2.15%, 12/15/30 (a)	455,000	408,472
3.15%, 12/15/29 (a)	233,000	223,622
3.30%, 03/15/52 (a)	156,000	101,573
3.75%, 03/01/28 (a)	32,000	31,768
4.68%, 02/15/45 (a)	61,000	51,810
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	56,000	59,791
6.88%, 05/15/34 (a)	180,000	199,109
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	308,000	307,664
2.15%, 01/15/31 (a)	336,000	304,974
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	118,000	114,694
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	121,000	120,549
Precision Castparts Corp.
4.38%, 06/15/45 (a)	55,000	47,945
Progressive Corp.
3.00%, 03/15/32 (a)	173,000	159,736
3.70%, 03/15/52 (a)	33,000	24,789
Prologis LP
3.05%, 03/01/50 (a)	43,000	28,718
5.00%, 03/15/34 (a)	107,000	108,992
5.25%, 03/15/54 (a)	70,000	66,578
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	95,000	73,632
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(b)	98,000	98,997
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	110,000	109,485

See Notes to Schedule of Investments.
State Street Income Fund	11

State Street Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Public Storage Operating Co.
5.35%, 08/01/53 (a)	$94,000	$90,917
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	17,000	14,286
4.50%, 05/20/52 (a)	199,000	168,364
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	33,000	31,215
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	161,000	143,540
Regions Financial Corp.
1.80%, 08/12/28 (a)	394,000	372,811
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (a)(b)	1,241,000	1,293,134
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	208,000	217,531
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	138,000	85,615
Rio Tinto Finance USA PLC
5.25%, 03/14/35 (a)	99,000	102,052
5.75%, 03/14/55 (a)	157,000	160,035
5.88%, 03/14/65 (a)	149,000	153,889
ROBLOX Corp.
3.88%, 05/01/30 (a)(g)	768,000	733,932
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	44,000	25,343
4.20%, 03/01/49 (a)	65,000	54,148
Ross Stores, Inc.
4.70%, 04/15/27 (a)	32,000	32,104
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36 (a)	221,000	221,964
5.63%, 09/30/31 (a)(g)	854,000	873,206
Royalty Pharma PLC
1.75%, 09/02/27 (a)	75,000	72,236
2.20%, 09/02/30 (a)	32,000	29,021
3.30%, 09/02/40 (a)	22,000	17,024
5.40%, 09/02/34 (a)	112,000	114,741
RTX Corp.
1.90%, 09/01/31 (a)	203,000	178,183
2.82%, 09/01/51 (a)	191,000	119,140
3.13%, 05/04/27 (a)	124,000	122,703
3.50%, 03/15/27 (a)	81,000	80,595
4.15%, 05/15/45 (a)	57,000	47,614
4.45%, 11/16/38 (a)	48,000	45,106
6.10%, 03/15/34 (a)	226,000	247,450
6.40%, 03/15/54 (a)	170,000	187,116
Ryder System, Inc.
2.90%, 12/01/26 (a)	226,000	223,821
Salesforce, Inc.
1.95%, 07/15/31 (a)	162,000	144,196
2.70%, 07/15/41 (a)	159,000	115,312
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	99,000	98,773
5.00%, 06/01/34 (a)(g)	695,000	702,888
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	545,000	533,315
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	40,000	36,922
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (a)(b)	276,000	270,969
	Principal Amount	Fair Value
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	$286,000	$269,784
3.13%, 11/07/49 (a)(g)	209,000	140,534
3.25%, 04/06/50 (a)	82,000	56,611
3.75%, 09/12/46 (a)	32,000	24,953
Siemens Funding BV
5.80%, 05/28/55 (a)(g)	330,000	343,622
Simon Property Group LP
3.38%, 06/15/27 (a)	56,000	55,624
SK Hynix, Inc.
5.50%, 01/16/29 (a)(g)	391,000	404,173
Smith & Nephew PLC
5.40%, 03/20/34 (a)	114,000	117,731
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)	826,000	852,449
5.78%, 04/03/54 (a)	300,000	301,860
Sonoco Products Co.
4.60%, 09/01/29 (a)	421,000	424,499
5.00%, 09/01/34 (a)	367,000	363,558
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)	624,000	630,589
Southern California Edison Co.
4.00%, 04/01/47 (a)	185,000	139,081
4.20%, 03/01/29 (a)	140,000	139,010
5.65%, 10/01/28 (a)	973,000	1,007,269
Southern Co.
3.25%, 07/01/26 (a)	45,000	44,857
3.70%, 04/30/30 (a)	272,000	265,554
Southwest Airlines Co.
2.63%, 02/10/30 (a)	123,000	114,283
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	86,000	85,180
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	20,000	19,902
4.50%, 03/15/45 (a)	16,000	13,500
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 yr. CMT thereafter)
2.68%, 06/29/32 (a)(b)(g)	290,000	262,064
Starbucks Corp.
4.00%, 11/15/28 (a)	48,000	47,945
Stellantis Finance U.S., Inc.
6.45%, 03/18/35 (a)(g)	500,000	520,190
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	237,000	218,604
3.75%, 03/15/51 (a)	202,000	149,743
Stryker Corp.
1.95%, 06/15/30 (a)	188,000	170,717
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	358,000	387,764
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	873,000	856,867
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	22,000	16,720
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 yr. CMT thereafter)
1.42%, 06/11/27 (a)(b)(g)	477,000	471,448
Synopsys, Inc.
4.85%, 04/01/30 (a)	403,000	411,411
5.15%, 04/01/35 (a)	243,000	246,903

See Notes to Schedule of Investments.
12	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
	Principal Amount	Fair Value
5.70%, 04/01/55 (a)	$232,000	$230,332
Sysco Corp.
5.95%, 04/01/30 (a)	17,000	18,027
6.60%, 04/01/50 (a)	22,000	24,192
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (a)	300,000	229,755
3.18%, 07/09/50 (a)	300,000	200,340
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	450,000	448,137
4.00%, 04/14/32 (a)	98,000	95,032
Tampa Electric Co.
2.40%, 03/15/31 (a)	194,000	176,792
3.45%, 03/15/51 (a)	154,000	109,577
4.35%, 05/15/44 (a)	121,000	102,926
Tanger Properties LP
2.75%, 09/01/31 (a)	411,000	371,865
Tapestry, Inc.
3.05%, 03/15/32 (a)	179,000	163,083
4.13%, 07/15/27 (a)	16,000	15,988
5.10%, 03/11/30 (a)	652,000	669,187
5.50%, 03/11/35 (a)	400,000	409,280
Targa Resources Corp.
6.50%, 03/30/34 (a)	490,000	535,256
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	393,000	393,173
Target Corp.
1.95%, 01/15/27 (a)	62,000	60,883
Telefonica Emisiones SA
4.10%, 03/08/27 (a)	227,000	226,927
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	73,000	65,145
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	113,000	83,655
Time Warner Cable LLC
6.55%, 05/01/37 (a)	40,000	40,803
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	697,000	667,273
3.75%, 04/15/27 (a)	247,000	246,207
4.50%, 04/15/50 (a)	32,000	26,374
4.80%, 07/15/28 (a)	638,000	649,280
5.50%, 01/15/55 (a)	114,000	108,050
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	396,000	368,854
4.46%, 06/08/32 (a)	209,000	208,634
Toronto-Dominion Bank (7.25% fixed rate until 07/31/29; 2.98% + 5 yr. CMT thereafter)
7.25%, 07/31/84 (a)(b)	926,000	973,291
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	812,000	777,458
Tractor Supply Co.
5.25%, 05/15/33 (a)	167,000	172,638
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	113,000	112,246
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	114,000	114,251
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	57,000	56,916
5.10%, 03/15/36 (a)(g)	309,000	311,389
	Principal Amount	Fair Value
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	$234,000	$141,900
Truist Financial Corp. (6.67% fixed rate until 03/01/26; 3.00% + 5 yr. CMT thereafter)
6.67%, 03/01/26 (a)(b)	544,000	545,447
TSMC Arizona Corp.
4.13%, 04/22/29 (a)	394,000	394,540
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	30,000	25,188
Tyson Foods, Inc.
5.40%, 03/15/29 (a)	162,000	167,521
5.70%, 03/15/34 (a)	176,000	185,624
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	242,000	244,301
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(b)	358,000	378,009
Uber Technologies, Inc.
4.15%, 01/15/31 (a)	366,000	364,302
4.80%, 09/15/35 (a)	322,000	319,614
UBS Group AG
4.28%, 01/09/28 (a)(g)	343,000	343,514
UBS Group AG (9.25% fixed rate until 11/13/28; 4.75% + 5 yr. CMT thereafter)
9.25%, 11/13/28 (a)(b)(g)	300,000	329,211
UBS Group AG (9.25% fixed rate until 11/13/33; 4.76% + 5 yr. CMT thereafter)
9.25%, 11/13/33 (a)(b)(g)	405,000	475,178
UDR, Inc.
2.10%, 08/01/32 (a)	104,000	88,897
3.00%, 08/15/31 (a)	67,000	62,035
Union Pacific Corp.
3.55%, 05/20/61 (a)	110,000	73,733
3.60%, 09/15/37 (a)	21,000	18,682
3.80%, 04/06/71 (a)	50,000	34,333
4.10%, 09/15/67 (a)	34,000	25,197
United Parcel Service, Inc.
5.50%, 05/22/54 (a)	131,000	127,721
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	129,000	117,657
4.20%, 05/15/32 (a)	136,000	134,338
4.45%, 12/15/48 (a)	100,000	84,074
4.75%, 07/15/45 - 05/15/52 (a)	237,000	208,009
5.05%, 04/15/53 (a)	118,000	106,672
5.20%, 04/15/63 (a)	191,000	171,193
6.05%, 02/15/63 (a)	58,000	59,307
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	457,000	455,547
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	390,000	416,820
6.40%, 06/28/54 (a)	236,000	240,673
Ventas Realty LP
3.25%, 10/15/26 (a)	67,000	66,575
5.63%, 07/01/34 (a)	156,000	162,928
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	347,000	355,148
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	257,000	226,522
2.55%, 03/21/31 (a)	118,000	107,767
3.40%, 03/22/41 (a)	129,000	101,008

See Notes to Schedule of Investments.
State Street Income Fund	13

State Street Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
	Principal Amount	Fair Value
3.55%, 03/22/51 (a)	$98,000	$69,701
3.70%, 03/22/61 (a)	58,000	39,182
4.40%, 11/01/34 (a)	327,000	315,581
4.86%, 08/21/46 (a)	191,000	170,055
5.40%, 07/02/37 (a)(g)	323,000	326,637
Viatris, Inc.
4.00%, 06/22/50 (a)	92,000	61,295
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	102,000	81,137
Vistra Operations Co. LLC
6.00%, 04/15/34 (a)(g)	173,000	181,570
Vontier Corp.
2.40%, 04/01/28 (a)	129,000	123,670
2.95%, 04/01/31 (a)	168,000	154,160
Vornado Realty LP
2.15%, 06/01/26 (a)	2,650,000	2,619,551
Vulcan Materials Co.
3.90%, 04/01/27 (a)	26,000	25,999
Walmart, Inc.
1.80%, 09/22/31 (a)	106,000	94,434
2.50%, 09/22/41 (a)	122,000	88,216
2.65%, 09/22/51 (a)	57,000	35,941
Walt Disney Co.
2.65%, 01/13/31 (a)	138,000	129,081
3.38%, 11/15/26 (a)	24,000	23,907
3.60%, 01/13/51 (a)	91,000	67,693
4.75%, 11/15/46 (a)	14,000	12,652
6.65%, 11/15/37 (a)	92,000	105,144
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (a)	724,000	718,664
4.28%, 03/15/32 (a)	576,000	505,670
5.05%, 03/15/42 (a)	87,000	61,449
5.14%, 03/15/52 (a)	12,000	7,930
Wells Fargo & Co.
4.15%, 01/24/29 (a)	174,000	174,369
4.75%, 12/07/46 (a)	197,000	173,072
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	395,000	385,923
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	197,000	152,990
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20%, 06/17/27 (a)(b)	461,000	459,082
Wells Fargo & Co. (3.35% fixed rate until 03/02/32; 1.50% + SOFR thereafter)
3.35%, 03/02/33 (a)(b)	231,000	215,444
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24%, 01/24/31 (a)(b)	318,000	329,140
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (a)(b)	232,000	241,869
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(b)	279,000	308,970
	Principal Amount	Fair Value
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(b)	$104,000	$102,350
Williams Cos., Inc.
3.75%, 06/15/27 (a)	23,000	22,907
4.85%, 03/01/48 (a)	50,000	43,882
4.90%, 01/15/45 (a)	118,000	105,877
5.30%, 08/15/52 (a)	87,000	80,492
5.40%, 03/04/44 (a)	17,000	16,302
Willis North America, Inc.
3.88%, 09/15/49 (a)	95,000	70,571
Workday, Inc.
3.50%, 04/01/27 (a)	165,000	163,987
3.70%, 04/01/29 (a)	330,000	325,357
Zoetis, Inc.
3.90%, 08/20/28 (a)	61,000	60,975
5.60%, 11/16/32 (a)	307,000	326,141
		165,718,054
Non-Agency Collateralized Mortgage Obligations - 11.4%
A&D Mortgage Trust
5.23%, 10/25/70 (a)(f)(g)	2,924,402	2,932,035
Angel Oak Mortgage Trust
4.96%, 09/25/70 (a)(b)(g)	3,042,519	3,046,802
Bank
3.18%, 09/15/60 (a)	11,589,958	11,406,722
4.41%, 11/15/61 (a)(b)	4,925,103	4,947,126
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	2,316,814	2,192,713
CD Mortgage Trust
2.91%, 08/15/57 (a)	4,218,308	4,009,237
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(b)	1,695,230	1,628,498
COMM Mortgage Trust
3.92%, 10/15/45 (a)(g)	872,689	820,571
Cross Mortgage Trust
4.93%, 09/25/70 (a)(b)(g)	4,323,540	4,324,263
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	7,551,825	7,181,206
3.05%, 11/10/52 (a)	3,684,899	3,505,962
4.14%, 03/10/51 (a)(b)	1,502,877	1,457,683
4.34%, 11/10/48 (a)(b)	1,883,636	1,630,777
Impac Secured Assets Trust (4.35% fixed rate until 01/25/26; 0.61% + 1 mo. Term SOFR thereafter)
4.35%, 11/25/36 (b)(h)**	10	—
JPMBB Commercial Mortgage Securities Trust
4.71%, 11/15/48 (a)(b)	1,252,301	658,618
MASTR Alternative Loan Trust
5.00%, 08/25/18 (a)(c)(i)	9,325	22
OBX Trust
4.87%, 10/25/65 (a)(b)(g)	6,591,617	6,594,394
5.02%, 10/25/65 (a)(b)(g)	4,332,772	4,345,693
5.06%, 09/25/65 (a)(b)(g)	1,798,103	1,804,007
PRKCM Trust
5.10%, 10/25/60 (a)(b)(g)	3,087,425	3,088,293
Verus Securitization Trust
4.87%, 09/25/70 (a)(b)(g)	1,726,434	1,726,176
4.91%, 11/25/70 (a)(b)(g)	6,379,291	6,383,556
4.94%, 10/27/70 (a)(b)(g)	3,064,805	3,068,449
		76,752,803

See Notes to Schedule of Investments.
14	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)

	Principal Amount	Fair Value
Municipal Bonds and Notes - 0.2%
State of California, CA
4.60%, 04/01/38 (a)(j)	$1,060,000	$1,079,400
Total Bonds and Notes (Cost $679,576,171)		656,373,034
Total Investments in Securities (Cost $679,576,171)		656,373,034

	Number of Shares
Short-Term Investment - 19.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.78% (a)(k)(l) (Cost $133,309,170)	133,309,170	133,309,170
Total Investments (Cost $812,885,341)		789,682,204
Liabilities in Excess of Other Assets, net - (16.8)%		(113,631,856)
NET ASSETS - 100.0%		$676,050,348

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$123,320	1.00%/ Quarterly	06/20/30	$(2,765,743)	$(2,147,286)	$(618,457)

The Fund had the following long futures contracts open at December 31, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	March 2026	69	$8,328,469	$8,142,000	$(186,469)
U.S. Long Bond Futures	March 2026	9	1,054,406	1,040,344	(14,062)
5 Yr. U.S. Treasury Notes Futures	March 2026	1,473	161,515,769	161,005,805	(509,964)
10 Yr. U.S. Treasury Ultra Futures	March 2026	17	1,973,321	1,955,266	(18,055)
10 Yr. U.S. Treasury Notes Futures	March 2026	68	7,691,406	7,645,750	(45,656)
					$(774,206)

The Fund had the following short futures contracts open at December 31, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	March 2026	269	$(56,191,930)	$(56,164,258)	$27,672
See Notes to Schedule of Investments.
State Street Income Fund	15

State Street Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to $74,127,761 or 10.96% of the net assets of the State Street Income Fund.
(h)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Trustees. Security value is determined based on level 3 inputs.
(i)	Security is in default.
(j)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(k)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(l)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2025.
**	Amount is less than $0.50.

Abbreviations:
CMT - Constant Maturity Treasury
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
See Notes to Schedule of Investments.
16	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$211,169,055	$—	$211,169,055
Agency Mortgage Backed	—	185,133,898	—	185,133,898
Agency Collateralized Mortgage Obligations	—	5,370,626	—	5,370,626
Asset Backed	—	11,149,198	—	11,149,198
Corporate Notes	—	165,718,054	—	165,718,054
Non-Agency Collateralized Mortgage Obligations	—	76,752,803	0(a)	76,752,803
Municipal Bonds and Notes	—	1,079,400	—	1,079,400
Short-Term Investment	133,309,170	—	—	133,309,170
Total Investments in Securities	$133,309,170	$656,373,034	$—	$789,682,204
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(618,457)	—	(618,457)
Long Futures Contracts - Unrealized Depreciation	(774,206)	—	—	(774,206)
Short Futures Contracts - Unrealized Appreciation	27,672	—	—	27,672
Total Other Financial Instruments	$(746,534)	$(618,457)	$—	$(1,364,991)

(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2025.

Affiliate Table

	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	158,750,807	$158,750,807	$53,707,847	$79,149,484	$—	$—	133,309,170	$133,309,170	$1,468,725
See Notes to Schedule of Investments.
State Street Income Fund	17

State Street U.S. Core Equity Fund
Schedule of Investments
December 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.6% †
Aerospace & Defense - 0.6%
RTX Corp.	135,574	$24,864,272
Application Software - 3.5%
Adobe, Inc. (a)	106,105	37,135,689
Intuit, Inc.	17,382	11,514,184
Salesforce, Inc.	182,875	48,445,416
Synopsys, Inc. (a)	95,052	44,647,826
		141,743,115
Automobile Manufacturers - 1.3%
General Motors Co.	326,644	26,562,690
Tesla, Inc. (a)	62,294	28,014,858
		54,577,548
Automotive Retail - 0.4%
O'Reilly Automotive, Inc. (a)	197,893	18,049,821
Biotechnology - 0.3%
Vertex Pharmaceuticals, Inc. (a)(b)	27,712	12,563,512
Broadline Retail - 4.5%
Amazon.com, Inc. (a)	795,820	183,691,172
Building Products - 0.4%
Trane Technologies PLC	45,281	17,623,365
Construction Machinery & Heavy Transportation Equipment - 1.0%
Westinghouse Air Brake Technologies Corp.	183,373	39,140,967
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	55,739	34,706,446
Consumer Staples Merchandise Retail - 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	312,606	28,143,918
Costco Wholesale Corp.	11,894	10,256,672
Walmart, Inc.	338,274	37,687,107
		76,087,697
Data Center REITs - 0.8%
Equinix, Inc.	44,282	33,927,097
Data Processing & Outsourced Services - 0.9%
Broadridge Financial Solutions, Inc.	157,194	35,080,985
Diversified Banks - 3.3%
Bank of America Corp.	1,077,854	59,281,970
JPMorgan Chase & Co.	239,060	77,029,913
		136,311,883
Electric Utilities - 1.1%
NextEra Energy, Inc.	559,737	44,935,686
Electrical Components & Equipment - 1.9%
Eaton Corp. PLC	79,925	25,456,912
Emerson Electric Co.	383,809	50,939,130
		76,396,042
Electronic Components - 0.4%
Amphenol Corp., Class A	128,820	17,408,735
Environmental & Facilities Services - 1.3%
Tetra Tech, Inc. (b)	236,400	7,928,856
	Number of Shares	Fair Value
Waste Management, Inc.	198,674	$43,650,665
		51,579,521
Financial Exchanges & Data - 3.2%
CME Group, Inc.	72,137	19,699,172
Intercontinental Exchange, Inc.	326,110	52,816,775
S&P Global, Inc.	112,730	58,911,571
		131,427,518
Healthcare Equipment - 1.3%
Abbott Laboratories	135,729	17,005,486
Becton Dickinson & Co.	71,013	13,781,493
Dexcom, Inc. (a)	59,216	3,930,166
Intuitive Surgical, Inc. (a)	30,691	17,382,155
		52,099,300
Healthcare Supplies - 0.4%
Cooper Cos., Inc. (a)	189,523	15,533,305
Home Improvement Retail - 1.6%
Home Depot, Inc.	172,465	59,345,206
Lowe's Cos., Inc.	27,216	6,563,411
		65,908,617
Household Products - 0.5%
Procter & Gamble Co.	145,140	20,800,013
Independent Power Producers & Energy Traders - 0.2%
Vistra Corp. (b)	63,867	10,303,663
Industrial Gases - 1.2%
Linde PLC	111,188	47,409,451
Industrial Machinery & Supplies & Components - 1.4%
Parker-Hannifin Corp.	63,988	56,242,892
Insurance Brokers - 0.8%
Marsh & McLennan Cos., Inc.	169,656	31,474,581
Integrated Oil & Gas - 1.3%
Chevron Corp.	145,842	22,227,779
Exxon Mobil Corp.	272,368	32,776,765
		55,004,544
Interactive Media & Services - 9.8%
Alphabet, Inc., Class A	751,816	235,318,408
Alphabet, Inc., Class C	106,451	33,404,324
Meta Platforms, Inc., Class A	202,150	133,437,193
		402,159,925
Investment Banking & Brokerage - 1.1%
Goldman Sachs Group, Inc.	32,093	28,209,747
Robinhood Markets, Inc., Class A (a)	130,731	14,785,676
		42,995,423
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A	34,350	9,216,105
Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	60,666	8,254,823
Danaher Corp.	170,262	38,976,377
Repligen Corp. (a)	50,354	8,251,006
Thermo Fisher Scientific, Inc.	62,433	36,176,802
		91,659,008

See Notes to Schedule of Investments.
18	State Street U.S. Core Equity Fund

State Street U.S. Core Equity Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Managed Healthcare - 0.3%
UnitedHealth Group, Inc. (b)	36,781	$12,141,776
Movies & Entertainment - 0.9%
Netflix, Inc. (a)	193,232	18,117,432
Walt Disney Co.	146,958	16,719,412
		34,836,844
Multi-Sector Holdings - 1.1%
Berkshire Hathaway, Inc., Class B (a)	90,203	45,340,538
Multi-Utilities - 1.2%
CMS Energy Corp.	117,302	8,202,929
Sempra	446,567	39,427,400
		47,630,329
Oil & Gas Exploration & Production - 0.6%
ConocoPhillips	124,836	11,685,898
EQT Corp.	206,962	11,093,163
		22,779,061
Packaged Foods & Meats - 0.2%
Mondelez International, Inc., Class A (b)	123,390	6,642,084
Passenger Ground Transportation - 1.3%
Uber Technologies, Inc. (a)	631,201	51,575,434
Pharmaceuticals - 3.6%
AstraZeneca PLC ADR	206,449	18,978,857
Eli Lilly & Co.	57,479	61,771,532
Johnson & Johnson	201,451	41,690,284
Merck & Co., Inc.	236,640	24,908,726
		147,349,399
Property & Casualty Insurance - 0.9%
American International Group, Inc.	84,199	7,203,225
Chubb Ltd.	48,626	15,177,147
Progressive Corp. (b)	58,878	13,407,698
		35,788,070
Real Estate Services - 0.6%
CBRE Group, Inc., Class A (a)	149,820	24,089,558
Regional Banks - 0.3%
Regions Financial Corp. (b)	483,376	13,099,490
Restaurants - 0.5%
McDonald's Corp.	63,532	19,417,285
Semiconductor Materials & Equipment - 1.0%
Applied Materials, Inc.	163,141	41,925,606
Semiconductors - 14.4%
Advanced Micro Devices, Inc. (a)	242,855	52,009,827
Broadcom, Inc.	406,684	140,753,332
Micron Technology, Inc.	52,248	14,912,102
NVIDIA Corp.	1,948,601	363,414,087
Texas Instruments, Inc.	108,229	18,776,649
		589,865,997
Soft Drinks & Non-alcoholic Beverages - 0.8%
Monster Beverage Corp. (a)	238,561	18,290,472
PepsiCo, Inc. (b)	91,189	13,087,445
		31,377,917
	Number of Shares	Fair Value
Specialty Chemicals - 0.2%
Ecolab, Inc.	21,402	$5,618,453
International Flavors & Fragrances, Inc.	59,541	4,012,468
		9,630,921
Systems Software - 8.1%
Crowdstrike Holdings, Inc., Class A (a)	20,853	9,775,052
Microsoft Corp.	585,321	283,072,942
Oracle Corp.	130,316	25,399,892
ServiceNow, Inc. (a)(b)	83,805	12,838,088
		331,085,974
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	887,553	241,290,159
Telecom Tower REITs - 0.3%
American Tower Corp.	67,040	11,770,213
Tobacco - 0.7%
Philip Morris International, Inc.	170,628	27,368,731
Trading Companies & Distributors - 1.2%
United Rentals, Inc.	44,028	35,632,741
WW Grainger, Inc.	14,120	14,247,786
		49,880,527
Transaction & Payment Processing Services - 2.7%
Mastercard, Inc., Class A	39,525	22,564,032
Visa, Inc., Class A	249,446	87,483,207
		110,047,239
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	39,686	8,057,845
Total Common Stock (Cost $2,193,617,111)		3,943,913,206
Short-Term Investment - 3.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.78% (c)(d) (Cost $135,019,473)	135,019,473	135,019,473
Total Investments (Cost $2,328,636,584)		4,078,932,679
Other Assets and Liabilities, net - 0.1%		4,959,205
NET ASSETS - 100.0%		$4,083,891,884

See Notes to Schedule of Investments.
State Street U.S. Core Equity Fund	19

State Street U.S. Core Equity Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at December 31, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	March 2026	327	$112,833,587	$112,692,375	$(141,212)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2025.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$3,943,913,206	$—	$—	$3,943,913,206
Short-Term Investment	135,019,473	—	—	135,019,473
Total Investments in Securities	$4,078,932,679	$—	$—	$4,078,932,679
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(141,212)	—	—	(141,212)
Total Other Financial Instruments	$(141,212)	$—	$—	$(141,212)

Affiliate Table

	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	174,418,135	$174,418,135	$248,324,236	$287,722,898	$—	$—	135,019,473	$135,019,473	$1,425,251
See Notes to Schedule of Investments.
20	State Street U.S. Core Equity Fund

State Street Institutional Investment Trust
Notes to Schedule of Investments
December 31, 2025 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board . The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2025 is disclosed in each Fund’s Schedule of Investments.
21

State Street Institutional Investment Trust
Notes to Schedule of Investments (Continued)
December 31, 2025 (Unaudited)

Futures Contracts
Each Fund may enter into futures contracts to meet a Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Funds' Schedules of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts and TBAs on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended December 31, 2025, State Street U.S. Core Equity Fund and State Street Income Fund entered into futures contracts in order to equitize cash and manage exposure to interest rates, respectively.
Credit Default Swaps
During the period ended  December 31, 2025, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the State Street Income Fund is the buyer in a credit default swap contract, the State Street Income Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the State Street Income Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the State Street Income Fund loses its investment and recovers nothing. However, if a credit event occurs, the State Street Income Fund receives full notional value for a referenced debt obligation that may have little or no value. When the State Street Income Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the State Street Income Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the State Street Income Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the State Street Income Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the State Street Income Fund for the same referenced obligation.
As the seller, the State Street Income Fund may create economic leverage to its portfolio because, in addition to its total net assets, the State Street Income Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The State Street Income Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the State Street Income Fund had invested in the referenced debt obligation directly. If the State Street Income Fund is a buyer of a credit default swap and no credit event occurs, the State Street Income Fund will not earn any return on its investment. If the State Street Income Fund is a seller of a credit default swap, the State Street Income Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the State Street Income Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also
22

State Street Institutional Investment Trust
Notes to Schedule of Investments (Continued)
December 31, 2025 (Unaudited)

enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended December 31, 2025, the State Street Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the State Street Income Fund’s Schedule of Investments. The State Street Income Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the State Street Income Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
23